Subsequent Events (Details) - Subsequent Event [Member] $ / shares in Units, $ in Thousands	Oct. 02, 2025 USD ($) $ / shares shares
Subsequent Events [Line Items]
Sold price (in Dollars per share) | $ / shares	$ 0.6
Ordinary shares outstanding	18,347,877
Net proceeds (in Dollars) | $	$ 6,340
Gross offering proceeds (in Dollars) | $	7,060
Placement agent commissions (in Dollars) | $	280
Offering expenses (in Dollars) | $	$ 440
Warrant [Member]
Subsequent Events [Line Items]
Warrants to purchase	23,533,254
Warrants to purchase (in Dollars per share) | $ / shares	$ 0.72
Outstanding term	5 years
Class A Ordinary Shares [Member]
Subsequent Events [Line Items]
Ordinary shares isuued	11,766,627
Ordinary shares par value (in Dollars per share) | $ / shares	$ 0.0005
Ordinary shares outstanding	6,581,250
Class B Ordinary Shares [Member]
Subsequent Events [Line Items]
Ordinary shares outstanding	5,000,000